SUPPLEMENTAL CASH FLOW INFORMATION SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Cash Flow Statement [Abstract]
Disclosure Of Interest And Income Taxes Paid [Table Text Block]

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Interest paid	$84	$71	$95	$80
Income taxes paid	$100	$62	$100	$62

Disclosure Of Changes In Non-cash Working Capital [Table Text Block]
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2020	2019	2020	2019
Accounts receivable	$(11)	$(18)	$(42)	$(51)
Accounts payable and other	16	11	(14)	55
Changes in non-cash working capital, net	$5	$(7)	$(56)	$4